Income Taxes - Changes in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	$ 68.9	$ 47.7
Credited (charged) to net earnings	(4.0)	23.2
Credited directly to equity	0.6	(0.3)
Effects of foreign exchange	0.5	(2.6)
Other	(3.5)	0.9
Deferred tax assets, ending balance	62.5	68.9
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	51.7	60.2
Charged (credited) to net earnings	(5.9)	(7.4)
Effects of foreign exchange	(0.2)	(2.4)
Other	(3.4)	1.3
Deferred tax liabilities, ending balance	42.2	51.7
Unrealized foreign exchange gains
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	20.5	27.2
Charged (credited) to net earnings	2.1	(5.0)
Effects of foreign exchange	0.5	(1.7)
Deferred tax liabilities, ending balance	23.1	20.5
Accounting provisions not currently deductible
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	30.9	17.7
Credited (charged) to net earnings	(1.4)	13.7
Effects of foreign exchange	(0.6)	(0.5)
Other	(0.1)
Deferred tax assets, ending balance	28.8	30.9
Pensions and non-pension post-retirement benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	10.0	2.8
Credited (charged) to net earnings	(2.4)	2.8
Credited directly to equity	(0.1)	4.4
Effects of foreign exchange	(0.1)
Deferred tax assets, ending balance	7.4	10.0
Tax losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	57.0	69.2
Credited (charged) to net earnings	(8.3)	(10.7)
Credited directly to equity	0.0	0.4
Effects of foreign exchange	0.2	(1.9)
Deferred tax assets, ending balance	48.9	57.0
Property, plant and equipment and intangibles
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	73.5	76.2
Charged (credited) to net earnings	(8.0)	(2.4)
Effects of foreign exchange	(0.7)	(0.7)
Other	0.0	0.4
Deferred tax liabilities, ending balance	64.8	73.5
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	13.3	1.2
Credited (charged) to net earnings	8.1	17.4
Credited directly to equity	0.7	(5.1)
Effects of foreign exchange	1.0	(0.2)
Other	0.0	0.0
Deferred tax assets, ending balance	23.1	13.3
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	0.0	0.0
Other		0.0
Deferred tax liabilities, ending balance	0.0	0.0
Reclassification between deferred tax assets and deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	(42.3)	(43.2)
Other	(3.4)	0.9
Deferred tax assets, ending balance	(45.7)	(42.3)
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	(42.3)	(43.2)
Other	(3.4)	0.9
Deferred tax liabilities, ending balance	$ (45.7)	$ (42.3)